Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
Common Class A [Member]
Ordinary shares, shares authorized	[1]	Unlimited	Unlimited
Ordinary shares, par value	[1]	$ 0	$ 0
Ordinary shares, shares issued	[1]	3,262,439	2,857,153
Ordinary shares, shares outstanding	[1]	3,262,439	2,857,153
Common Class B [Member]
Ordinary shares, shares authorized	[1]	Unlimited	Unlimited
Ordinary shares, par value	[1]	$ 0	$ 0
Ordinary shares, shares issued	[1]	285,715	285,715
Ordinary shares, shares outstanding	[1]	285,715	285,715

[1]	The unaudited condensed consolidated financial statements give retroactive to the June 18, 2024 one-for-seven reverse share split.